Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Intangible Assets, Net [Line Items]
Amortization expense	$ 1,015,553
Intangible assets, net	$ 11,101,539	$ 64,268
Mental Form (BVI) Limited (“MFBVI”) [Member]
Intangible Assets, Net [Line Items]
Acquisition of equity interest	100.00%
Trademarks [Member]
Intangible Assets, Net [Line Items]
Fair value of contractual rights	$ 2,382,083
Percentage of fair value contractual rights	37.777%
Carrying amount	$ 4,551,905
Intangible assets, net	6,426,218
Copyrights [Member]
Intangible Assets, Net [Line Items]
Fair value of contractual rights	$ 3,923,425
Percentage of fair value contractual rights	62.221%
Carrying amount	$ 7,497,253
Intangible assets, net	1,071,035
Patents [Member]
Intangible Assets, Net [Line Items]
Fair value of contractual rights	3,923,425
Carrying amount	7,497,253
Intangible assets, net	$ 1,071,035